Shareholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Expense Recorded For Restricted Stock And Cash Entitlements

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the periods presented:

	Three Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$85	$141
Cash Entitlement Expense	54	133
Tax Effect	(56)	(111)
Net of Tax	$83	$163

	Six Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$170	$308
Cash Entitlement Expense	108	293
Tax Effect	(112)	(243)
Net of Tax	$166	$358

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the years ended 2012, 2011, and 2010:

	Year Ended	Year Ended	Year Ended
	12/31/2012	12/31/2011	12/31/2010

Restricted Stock Expense	$628	$636	$405
Cash Entitlement Expense	588	564	380
Tax Effect	(493)	(475)	(311)
Net of Tax	$723	$725	$474

Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations

At December 31, 2012, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$194,990	13.70%	$113,859	8.00%	N/A	N/A
Bank	167,904	11.83	113,523	8.00	$141,904	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$158,198	11.12%	$56,930	4.00%	N/A	N/A
Bank	152,384	10.74	56,762	4.00	$85,142	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$158,198	8.18%	$77,317	4.00%	N/A	N/A
Bank	152,384	7.91	77,025	4.00	$96,281	5.00%

At December 31, 2011, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$177,303	13.52%	$104,883	8.00%	N/A	N/A
Bank	158,522	12.14	104,462	8.00	$130,577	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$138,741	10.58%	$52,442	4.00%	N/A	N/A
Bank	143,210	10.97	52,231	4.00	$78,346	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$138,741	7.46%	$74,436	4.00%	N/A	N/A
Bank	143,210	7.72	74,160	4.00	$92,700	5.00%

Share Based Compensation Arrangement By Share Based Payment Award Options GrantsIn Period Weighted Average Grant Date Fair Value

The following table presents activity for stock options under the Company’s equity incentive plan for 2012:

	Year Ended December 31, 2012
		Weighted	Weighted Average	Aggregate
	Number of	Average Price	Life of Options	Intrinsic
	Options	of Options	(in years)	Value

Outstanding at Beginning of Period	129,109	$17.06
Granted	—	—
Exercised	(48,089)	17.65
Forfeited	—	—
Expired	(1,103)	14.92
Outstanding & Exercisable at End of Period	79,917	$16.73	3.94	$399

Schedule of Cash Proceeds Received from Share-based Payment Awards

The following table presents information related to stock options under the Company’s equity incentive plan during the years ended 2012, 2011, and 2010:

	2012	2011	2010

Intrinsic Value of Options Exercised	$203	$28	$46
Cash Received from Option Exercises	$—	$—	$—
Tax Benefit of Option Exercises	$78	$12	$19
Weighted Average Fair Value of Options Granted	$—	$—	$—

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

The following table presents information on restricted stock grants outstanding for the period shown:

	Year Ended
	December 31, 2012
		Weighted
	Restricted	Average Market
	Shares	Price at Grant

Outstanding at Beginning of Period	—	$—
Granted	37,742	20.74
Issued and Vested	(30,137)	20.54
Forfeited	(2,622)	20.55
Outstanding at End of Period	4,983	22.07